Material Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Material Accounting Policies [Abstract]
Closing rate	0.738	0.7389	0.8003
Average rate	0.7415	0.7559